UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:   811-09417

BlackRock Pennsylvania Strategic Municipal Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Pennsylvania Strategic Municipal Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:  888-825-2257

Date of fiscal year end:       December 31, 2007
Date of reporting period:    March 31, 2007

Item 1. Schedule of Investments.
The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MARCH 31, 2007

BlackRock Pennsylvania Strategic Municipal Trust (BPS)

(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		LONG-TERM INVESTMENTS—152.9%
		Multi-State—14.0%
$ 4,000	[2]	MuniMae TE Bond Subsidiary LLC, Ser. A, 6.875%, 6/30/49	06/09 @ 100	$4,210,360
		Pennsylvania—126.4%
2,150	[3]	Allegheny Cnty. Port Auth., Trans. Impvts. RB, 6.125%, 3/01/09, MBIA	N/A	2,268,572
1,400		Bucks Cnty. Indl. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Pennswood Vlg. Proj.,
		Ser. A, 6.00%, 10/01/34	10/12 @ 101	1,501,710
1,000		Canon McMillan Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, Zero Coupon,
		12/01/33, FGIC	No Opt. Call	305,030
1,000		Catasauqua Area Sch. Dist., Ad Valorem Ppty. Tax GO, 5.00%, 2/15/31, FSA	02/16 @ 100	1,057,950
2,000		Chester Cnty. Indl. Dev. Auth., Wtr. Util. Impvts. Wtr. RB, Aqua, Inc. Proj., Ser. A, 5.00%,
		2/01/40, FGIC, AMT	02/17 @ 100	2,080,260
		City of Philadelphia,
1,250		Port, Arpt. & Marina Impvts. RB, Ser. B, 5.40%, 6/15/27, FGIC, AMT	06/07 @ 102	1,277,525
600		Wtr. RB, Ser. B, 4.75%, 11/01/31, AMBAC	11/17 @ 100	617,088
2,500	[4]	Delaware Cnty. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mercy Hlth. Corp.
		Southeastern Pennsylvania Proj., 6.00%, 12/15/26	ETM	2,566,575
1,250		Delaware Cnty. Indl. Dev. Auth., Wtr. Util. Impvts. Indl. RB, Philadelphia Suburban Wtr.
		Proj., 6.00%, 6/01/29, FGIC, AMT	06/09 @ 101	1,314,025
		Econ. Dev. Fing. Auth.,
1,000		Rec. Recovery Impvts. RB, Colver Proj., Ser. G, 5.125%, 12/01/15, AMT	No Opt. Call	1,015,670
1,000		Trans. Impvts. Lease Renewal RB, Amtrak Proj., Ser. A, 6.25%, 11/01/31, AMT	05/11 @ 101	1,069,850
1,000		Trans. Impvts. Lease Renewal RB, Amtrak Proj., Ser. A, 6.375%, 11/01/41, AMT	05/11 @ 101	1,069,640
		Higher Edl. Facs. Auth.,
1,250		Univ. & Coll. Impvts. RB, Lafayette Coll. Proj., 6.00%, 5/01/30	05/10 @ 100	1,328,575
95		Univ. & Coll. Impvts. RB, Philadelphia Univ. Proj., 6.10%, 6/01/30, RAA	06/10 @ 100	100,645
1,030		Univ. & Coll. Impvts. RB, Univ. of Pennsylvania Proj., Ser. C, 4.75%, 7/15/35	07/15 @ 100	1,051,167
2,000		Univ. & Coll. Impvts. RB, Univ. of the Arts Proj., Ser. A, 5.00%, 9/15/33, RAA	09/16 @ 100	2,087,260
1,000		Univ. & Coll. Impvts. RB, Univ. Pptys., Inc. Proj., Ser. A, 5.00%, 8/01/35, CIFG	08/16 @ 100	1,048,600
1,300		Hsg. Fin. Agcy., Local or Gtd. Hsg. RB, Ser. 97A, 4.65%, 10/01/31	10/16 @ 100	1,279,447
		Lancaster Cnty. Hosp. Auth.,
400		Hlth., Hosp. & Nursing Home Impvts. RB, Lancaster Gen. Hosp. Proj., Ser. A, 5.00%,
		3/15/36	03/17 @ 100	419,836
1,000		Hlth., Hosp. & Nursing Home RB, Masonic Homes of Grand Lodge Proj., 5.00%,
		11/01/36	11/16 @ 100	1,040,130
1,000		McKeesport Area Sch. Dist., Ad Valorem Ppty. Tax GO, Ser. A, 5.00%, 10/01/24, FSA	10/15 @ 100	1,062,590
1,250		Montgomery Cnty. Indl. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Acts Retirement-
		Life Cmntys., Inc. Proj., 5.25%, 11/15/28	11/08 @ 101	1,277,275
1,000		Pennsylvania St. Univ., Univ. & Coll. Impvts. RB, 5.00%, 9/01/35	09/15 @ 100	1,053,310
1,000		Philadelphia Hosps. & Higher Ed. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB,
		Children's Hosp. of Philadelphia Proj., 4.50%, 7/01/33	07/17 @ 100	974,370
1,250		Philadelphia Pkg. Auth., Port, Arpt. & Marina Impvts. RB, 5.625%, 9/01/18, FSA	09/09 @ 101	1,313,625
1,550	[3]	Philadelphia Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. C, 5.75%, 3/01/10,
		MBIA	N/A	1,637,110
2,000	[3]	Pittsburgh Urban Redev. Auth., Wtr. Util. Impvts. Wtr. RB, 5.00%, 9/01/15, MBIA	N/A	2,168,040
1,280		Pocono Mtn. Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. C, 5.00%, 9/01/34,
		FSA	03/17 @ 100	1,358,067
1,000		Pub. Sch. Bldg. Auth., Lease RB, Sch. Dist. Philadelphia Proj., Ser. B, 5.00%, 6/01/24,
		FSA	12/16 @ 100	1,065,440
150		Tpke. Comm., Franchise Tax & Bus. License Fees RB, Ser. B, 5.00%, 12/01/23, AMBAC	12/16 @ 100	160,680
840		Washington Cnty. Auth., Misc. RB, Cap. Fdg. & Equip. Proj., 6.15%, 12/01/29, AMBAC	No Opt. Call	904,025
300		Washington Cnty. Redev. Auth., Pub. Impvts. TA, Victory Centre Proj., Ser. A, 5.45%,
		7/01/35	07/17 @ 100	307,794
725		Westmoreland Cnty. Mun. Auth., Wtr. Util. Impvts. Misc. RB, Ser. B, Zero Coupon,
		8/15/30, FSA	No Opt. Call	253,866
				38,035,747
		Puerto Rico—11.6%
565		Hwy. & Transp. Auth., Hwy. Toll Impvts. RB, Ser. M, 5.00%, 7/01/46	07/17 @ 100	588,385
1,250		Indl. Tourist Edl. Med. & Env. Ctrl. Facs. Fing. Auth., Univ. & Coll. Impvts. RB, Ana G.
		Mendez Univ. Sys. Proj., 5.00%, 3/01/26	03/16 @ 100	1,302,925

1

BlackRock Pennsylvania Strategic Municipal Trust (BPS) (continued)

(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		Puerto Rico—(cont'd)
$ 1,495	[3]	Pub. Fin. Corp., Cash Flow Mgmt. Misc. RB, Ser. E, 5.50%, 2/01/12	N/A	$1,614,451
				3,505,761
		U.S. Virgin Islands—0.9%
265		Pub. Fin. Auth., Swr. Impvts. RB, Hovensa LLC Proj., 4.70%, 7/01/22	01/15 @ 100	265,734
		Total Long-Term Investments (cost $44,471,039)		46,017,602
		SHORT-TERM INVESTMENTS—6.0%
		Pennsylvania—0.3%
100[5]		New Garden Gen. Auth., Pub. Impvts. Misc. RB, 3.65%, 4/05/07, AMBAC, FRWD	N/A	100,000

Shares
(000)
		Money Market Fund—5.7%
1,706	[6,7]	CMA Pennsylvania Mun. Money Fund, 2.99%	N/A	1,705,703
		Total Short-Term Investments (cost $1,805,703)		1,805,703
		Total Investments —158.9% (cost $46,276,7428)		$47,823,305
		Liabilities in excess of other assets —(0.8)%		(228,921)
		Preferred shares at redemption value, including dividends payable —(58.2)%		(17,505,250)

		Net Assets Applicable to Common Shareholders—100%		$30,089,134

[1]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

[2]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of March 31, 2007, the Trust held 14.0% of its net assets, with a current market value of $4,210,360, in securities restricted as to resale.

[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]	Security is collateralized by Municipal or U.S. Treasury obligations.

[5]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of March 31, 2007.

[6]	Represents an investment in an affiliate.

[7]	Represents current yield as of March 31, 2007.

[8]

Cost for federal income tax purposes is $46,276,325. The net unrealized appreciation on a tax basis is $1,546,980, consisting of $1,618,224 gross unrealized appreciation and $71,244 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	— American Municipal Bond Assurance Corp.	FSA	— Financial Security Assurance
AMT	— Subject to Alternative Minimum Tax	GO	— General Obligation
CIFG	— CIFG Insurance	MBIA	— Municipal Bond Insurance Assoc.
ETM	— Escrowed to Maturity	RAA	— Radian Asset Assurance
FGIC	— Financial Guaranty Insurance Co.	RB	— Revenue Bond
FRWD	— Floating Rate Weekly Demand	TA	— Tax Allocation

2

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    BlackRock Pennsylvania Strategic Municipal Trust

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: May 25, 2007

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: May 25, 2007